ADVISORY HEDGED OPPORTUNITY FUND

Supplement dated June 4, 2004

to the Prospectus and Statement of Additional Information dated October 15, 2003

Change in Minimum Initial Investment from $50,000 to $25,000

On June 1, 2004, the Board of Trustees of the Advisory Hedged Opportunity Fund (the "Fund") approved a change in the policies of the Fund to permit a lower level of initial investment by retail investors. Effective June 1, 2004, the Fund will require an initial minimum investment of $25,000. To effectuate this change, the following amendments are applicable to the Fund's prospectus and statement of additional information:

In the Prospectus, footnote 1, the minimum initial investment, excluding applicable initial sales charges, is hereby changed from $50,000 to $25,000 for investors purchasing shares through a retail financial advisor or agent of the distributor or a selling broker-dealer ("Retail Investors").

In the Prospectus, on page 5 under the heading "Purchase of Shares," the minimum initial investment is hereby changed from $50,000 to $25,000.

In the Prospectus, on page 5 under the heading "Minimum Investment," the minimum initial investment is hereby changed from $50,000 to $25,000.

In the Prospectus, on page 8 under the heading "Repurchase of Shares," the minimum account balance required to be maintained by Retail Investors is hereby changed from $50,000 to $25,000.

In the Prospectus, on page 32 under the heading "Shares of Beneficial Interest," the minimum initial investment is hereby changed from $50,000 to $25,000.

In the Prospectus, on page 37 under the heading "Repurchases of Shares," the minimum initial account balance required to be maintained by Retail Investors is hereby changed from $50,000 to $25,000.

In the Prospectus, on page 38 under the heading "Transfers of Shares," the minimum investment in the Fund required to be maintained by Retail Investors is hereby changed from $50,000 to $25,000 for Retail Investors.

In the Statement of Additional Information, on page 17 under the heading "Shares of Beneficial Interest," the minimum initial investment is hereby changed from $50,000 to $25,000.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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